Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2020	December 31, 2019
Electronic equipment	$53,473	$48,814
Office furniture	2,589	2,427
	56,062	51,241
Less: accumulated depreciation	(43,268)	(35,926)
Property and equipment, net	$12,794	$15,315